Other Balance Sheet Accounts - Schedule of Capitalized Software Costs (Detail) - USD ($) $ in Thousands	Jan. 31, 2016	Jan. 31, 2015
Property, Plant and Equipment [Line Items]
Capitalized software costs	$ 384,258	$ 433,398
Capitalized internal-use software development costs, net of accumulated amortization of $186,251 and $136,314, respectively
Property, Plant and Equipment [Line Items]
Capitalized software costs	123,065	96,617
Accumulated amortization	186,251	136,314
Acquired developed technology, net of accumulated amortization of $481,118 and $392,736, respectively
Property, Plant and Equipment [Line Items]
Capitalized software costs	261,193	336,781
Accumulated amortization	$ 481,118	$ 392,736